Assets and Liabilities Held for Sale (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Assets and Liabilities Classified as Held for Sale

€ million	30 June 2021 Total	31 December 2020 Total
Property, plant and equipment held for sale	2	17

Disposal groups held for sale
Non-current assets	710	5
Current assets	116	6

Assets held for sale	828	28

Current liabilities	50	1
Non-current liabilities	108	—

Liabilities held for sale	158	1